Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
13.
Leases

Operating leases

As a lessee, the Company leases certain office spaces under non-cancelable operating leases located in the United States and Canada. On May 7, 2024, the Company entered into a month-to-month lease that commenced on June 1, 2024. The following table sets forth information about the Company’s operating lease costs for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease cost	$85	$101	$178	$201
Short-term lease cost	2	—	3	—
Total lease costs	$87	$101	$181	$201

There were no variable lease costs for the three and six months ended June 30, 2024 and 2023.

The following table sets forth supplemental information about the leases for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
Cash paid for amounts included in the measurement of operating liabilities	$185	$207
Weighted-average remaining lease term – operating leases	0.30	1.20
Weighted-average discount rate – operating leases	11.05%	11.50%

The following table presents the maturity of the Company’s operating lease liabilities as of June 30, 2024:

Fiscal Year	Amount
2024 (remaining)	$75
Thereafter	—
Total future minimum lease payments	75
Less: imputed interest	—
Present value of lease liabilities	$75

Zapata Computing, Inc. [Member]
Leases
10.
Leases

Operating leases

As a lessee, the Company leases certain office spaces under non-cancelable operating leases located in the United States and Canada.

The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost	$388	$343
Short-term lease cost	9	56
Total lease costs	$397	$399

There were no variable lease costs for the years ended December 31, 2023 and 2022.

The following table sets forth supplemental information about the leases for the year ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating liabilities	$400	$347
Right-of-use assets obtained in exchange for new operating lease liabilities	—	120
Weighted-average remaining lease term – operating leases	0.70	1.60
Weighted-average discount rate – operating leases	11.41%	11.55%

The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023:

Fiscal Year	Amount
2024	$261
Thereafter	—
Total future minimum lease payments	261
Less: imputed interest	(9)
Present value of lease liabilities	$252